March 5, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust III (Trust)
          Liberty Intermediate Government Income Fund
          Liberty Quality Plus Bond Fund
          Liberty Corporate Bond Fund
          Libety Select Value Fund
          The Liberty Fund
          Liberty Newport Global Equity Fund
          Liberty Contrarian Income Fund
          File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated March 1, 2003 for the Funds do not differ from those contained in Post-Effective Amendment No. 128 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2003 (Accession Number 0000021847-03-000079).

The Funds' Prospectuses and Statements of Additional Information dated March 1, 2003, are now being used in connection with the public offering and sale of shares of the Funds.

Each Fund is a separate portfolio of the Trust.


Very truly yours,

Liberty Funds Trust III

/s/ Kevin Jacobs

Kevin Jacobs
Assistant Secretary